OTHER LONG-TERM RECEIVABLES AND INVESTMENT	12 Months Ended
Dec. 31, 2015
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
OTHER LONG-TERM RECEIVABLES AND INVESTMENT
NOTE 4       -     OTHER LONG-TERM RECEIVABLES AND INVESTMENT

	December 31,
	2 0 1 5	2 0 1 4
	$ in thousands

Deposits on leased vehicle and other(see also Note 8b2)	11	11
Loan to non-affiliated companies (see Note 1)	56	68
	67	79